EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946) certifies (a) that the form of prospectus and statement of additional information dated June 1, 2012 used with respect to the following series of the Registrant, does not differ materially from that which was contained in Post-Effective Amendment No. 191 (“Amendment No. 191”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 191 was filed electronically with the Commission (Accession No. 0000940394-12-000653) on May 30, 2012:

Eaton Vance Parametric Structured Emerging Markets Fund

Eaton Vance Parametric Structured International Equity Fund

EATON VANCE MUTUAL FUNDS TRUST

By:

/s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: June 1, 2012

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